Organization, Consolidation and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Principal Activities
Organization, Consolidation and Principal Activities

1.Organization, Consolidation and Principal Activities

Quhuo Limited (the “Company”, and where appropriate, the term “Company” also refers to its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity as a whole) is an exempt company incorporated in the Cayman Islands with limited liability under the laws of the Cayman Islands on June 13, 2019. The Company, through its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity, is principally engaged in providing end-to-end operational solutions to on-demand consumer service businesses in industries, including food and grocery delivery, bike-sharing, ride-hailing, housekeeping in the People’s Republic of China (the “PRC”). Quhuo Limited, is a holding company with no substantive operations of its own.

The Company commenced operations through Beijing Quhuo Technology Co., Ltd. in 2012. In preparation of its initial public offering (“IPO”) in the United States, the Company underwent a series of restructuring in 2019 (the “Restructuring”) in order to establish the Company as the parent company and Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”) as the variable interest entity of the Company. On June 14, 2019, the Company incorporated a wholly-owned subsidiary, Quhuo Investment Limited (“Quhuo BVI”) in the British Virgin Islands (“BVI”). On June 17, 2019, the Company incorporated another wholly-owned subsidiary, Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”) in Hong Kong. On July 31, 2019, the Company incorporated a wholly-owned subsidiary, Beijing Quhuo Information Technology Co., Ltd. (“WFOE”) in the PRC.

On August 23, 2019 (the “Restructuring Date”), the Company obtained control of Beijing Quhuo through a series of contractual agreements among WFOE, the VIE, and the VIE’s registered shareholders (the “VIE Agreements”). Accordingly, the business operations of the VIE were transferred to the Company, and the Company issued a total of 24,475,310 ordinary shares (including 9,502,550 ordinary shares issued but deemed not outstanding and held by the Company’s share-based payment trust) as well as 1,335,370 of Series A preferred shares, 9,500,030 of Series B preferred shares, 5,107,720 of Series C-1 preferred shares, 2,377,370 of Series C-2 preferred shares, and 5,810,610 of Series D preferred shares as consideration.

As the shareholding in Beijing Quhuo immediately before the Restructuring was identical to the shareholding in the Company immediately after the Restructuring, the Restructuring was accounted for a transaction between entities under common ownership, in a manner similar to a pooling of interests. The accompanying consolidated financial statements were prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented. Furthermore, the Series A, Series B, Series C-1, Series C-2 and Series D preferred shares were recorded at fair value on the Restructuring Date and presented on a retroactive basis.

1.Organization, Consolidation and Principal Activities (continued)

As of December 31, 2024, the Company’s principal subsidiaries, VIE and subsidiaries of the VIE are as follows:

Percentage of
	Date of		direct or indirect
	incorporation/	Place of	ownership by the
Entity	acquisition	incorporation	Company	Principal activities
Subsidiaries of the Company
Quhuo Investment Limited (“Quhuo BVI”)	June 14, 2019	BVI	100%	Investment holding
Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”)	June 17, 2019	Hong Kong	100%	Investment holding
Quhuo International Trade (HK) Limited (“Quhuo International”)	January 11, 2023	Hong Kong	90.1%	Vehicle export
Beijing Quhuo Information Technology Co., Ltd. (“WFOE”)	July 31, 2019	PRC	100%	Development of computer software and applications
Variable interest entity
Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”)	March 3, 2012	PRC	Nil	Development of computer software and applications; Investment holding
Subsidiaries of the VIE
Shanghai Quhuo Network Technology Co., Ltd. (“Shanghai Quhuo”)	April 4, 2014	PRC	Nil	On-demand delivery
Ningbo Xinying Network Technology Co., Ltd. (“Ningbo Xinying”)	December 15, 2016	PRC	Nil	Bike-sharing maintenance
Nantong Runda Marketing Planning Co., Ltd. (“Nantong Runda”)	February 28, 2018	PRC	Nil	On-demand delivery
Shanghai Yijida Network Technology Co., Ltd. (“Shanghai Yijida”)	September 7, 2015	PRC	Nil	On-demand delivery
Ningbo Dagong Network Technology Co., Ltd. (“Ningbo Dagong”)	January 5, 2018	PRC	Nil	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co., Ltd. (“Jiangxi Youke”)	April 8, 2018	PRC	Nil	Ride-hailing
Hainan Xinying Technology Co., Ltd. (“Hainan Xinying”)	June 29, 2020	PRC	Nil	On-demand delivery
Hainan Quhuo Technology Co., Ltd. (“Hainan Quhuo”)	July 8, 2020	PRC	Nil	On-demand delivery
Haikou Chengtu Network Technology Co., Ltd (“Haikou Chengtu”)	September 1, 2020	PRC	Nil	B&B Operation
Lailai Information Technology (Shenzhen) Co., Ltd. (“Shenzhen Lailai”)	November 1, 2020	PRC	Nil	Hotel Cleaning
Hainan Quxing Holdings Co., Ltd. (“Hainan Quxing”)	November 5, 2020	PRC	Nil	Freight service

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its business primarily through the VIE and the subsidiaries of the VIE. The Company, through the WFOE, entered into power of attorney agreements and an exclusive call option agreement with the nominee shareholders of the VIE that gave the WFOE the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. Certain exclusive agreements were entered into with the VIE through the WFOE, which obligate the WFOE to absorb a majority of the risk of loss from the VIE’s activities and entitle the WFOE to receive a majority of its residual returns. In addition, the WFOE entered into an equity interest pledge agreement for equity interests in the VIE held by the nominee shareholders of the VIE. The Company also agreed to provide unlimited financial support to the VIE for its operations.

1.Organization, Consolidation and Principal Activities (continued)

Despite the lack of technical majority ownership, the Company has effective control of the VIE through the VIE Agreements and a parent-subsidiary relationship exists between the Company and the VIE. Through the VIE Agreements, the shareholders of the VIE effectively assigned all of their voting rights underlying their equity interest in the VIE to the Company. In addition, through the other exclusive agreements, which consist of exclusive call option agreement, exclusive business cooperation agreement, and equity interest pledge agreement, the Company, through its wholly-owned subsidiaries in the PRC, has the right to receive economic benefits from the VIE that could be potentially significant to the VIE. Lastly, through the financial support undertaking letter, the Company has the obligation to absorb losses of the VIE that could potentially be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and consolidates the VIE and its consolidated subsidiaries as required by SEC Regulation S-X Rule 3A-02 and Accounting Standard Codification (“ASC”) topic 810, Consolidation (“ASC 810”).

The following is a summary of the VIE Agreements:

Power of Attorney Agreements

Pursuant to the power of attorney agreements signed between Beijing Quhuo’s nominee shareholders and the WFOE, each nominee shareholder irrevocably appointed the WFOE as its attorney-in-fact to exercise on each nominee shareholder’s behalf any and all rights that each nominee shareholder has in respect of its equity interest in Beijing Quhuo, including, but not limited to executing the exclusive right to exclusive call option agreement, the voting rights and the right to appoint directors and executive officers of Beijing Quhuo. This agreement is effective and irrevocable as long as the nominee shareholder remains a shareholder of Beijing Quhuo.

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement entered into between Beijing Quhuo’s nominee shareholders and the WFOE, the nominee shareholders irrevocably granted the WFOE a call option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the, or any or all of the assets of the VIE, to the WFOE, or their designees. The purchase price of the equity interests in the VIE is equal to the minimum price required by PRC law. Without the WFOE’s prior written consent, the VIE and its nominee shareholders cannot amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interests, create or allow any encumbrance on its assets or other beneficial interests and provide any loans or guarantees, or enter into any material contracts except those in the ordinary course of business. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets were distributed, the nominee shareholders are required to transfer all received distribution to the WFOE or its designees. This agreement is not terminated until all of the equity interests of the VIE are transferred to the WFOE or the person(s) designated by the WFOE. None of the nominee shareholders have the right to terminate or revoke the agreement under any circumstance unless otherwise regulated by law.

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement entered into by the WFOE and Beijing Quhuo, the WFOE provides exclusive technical support and consulting services in return for fees based on 100% of Beijing Quhuo’s net profit, which is adjustable at the sole discretion of the WFOE. Without the WFOE’s consent, the VIE and its subsidiaries cannot procure services from any third party or enter into similar service arrangements with any other third party, other than the WFOE. In addition, the VIE granted the WFOE an exclusive right to purchase any or all of the business or assets of each of the profitable VIE and its subsidiaries at the lowest price permitted under PRC law. This agreement is irrevocable or can only be unilaterally revoked/amended by the WFOE.

1.Organization, Consolidation and Principal Activities (continued)

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreements, Beijing Quhuo’s nominee shareholders represent all of the VIE’s equity interests have been pledged to the WFOE as continuing first priority security interest to guarantee the nominee shareholders’ and the VIE’s obligations under the power of attorney agreements, the exclusive call option agreement and the exclusive business cooperation agreement. The WFOE is entitled to collect dividends during the effective period of the share pledge unless it agrees otherwise in writing. If Beijing Quhuo or any of the nominee shareholders breach its contractual obligations, the WFOE will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of Beijing Quhuo in accordance with PRC law. None of the nominee shareholders may assign or transfer to any third party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIE without the written consent of the WFOE. This agreement is not terminated until all of the technical support and consulting and service fees are fully paid under the exclusive business cooperation agreement and all of Beijing Quhuo’s obligations have been terminated under the other controlling agreements. The Company has registered the equity interest pledge with the relevant office of the administration for industry and commerce in accordance with the PRC Property Rights Law.

Financial support undertaking letter

Pursuant to the financial support undertaking letter, the Company is obligated to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations. The Company will not request repayment of the loans or borrowings if the VIE or its nominee shareholders do not have sufficient funds or are unable to repay.

Resolutions of directors of Quhuo Limited (the “Resolutions”)

The Board of Directors resolved that the Board of Directors or any person authorized by it shall cause the WFOE to exercise its rights under the power of attorney agreements and the exclusive call option agreement when the authorized officer designated by the Board of Directors determines that such exercise is in the best interests of the Company and the WFOE to do so.

In the opinion of the Company’s legal counsel, (i) the ownership structure of the PRC subsidiaries and the VIE, both currently and immediately after giving effect to the IPO, does not and will not violate applicable PRC laws and regulations; (ii) each of the VIE Agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws or regulations and will not violate applicable PRC laws or regulations; (iii) the financial support letter issued by the Company to the VIE, dated on August 23, 2019, and the resolutions contained in the Resolutions are valid in accordance with the articles of association of the Company.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws, regulations and rules. Accordingly, the PRC regulatory authorities may take a view that is contrary to or otherwise different from the opinion of the Company’s legal counsel. It is uncertain whether any new PRC laws or regulations relating to variable interest entity structures will be adopted or if adopted, what they would provide. If the Company is found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion to take action in dealing with such violations or failures.

1.	Organization, Consolidation and Principal Activities (continued)

Resolutions of directors of Quhuo Limited (the “Resolutions”) (continued)

As of December 31, 2024, RMB7,346 of property and equipment of the VIE were pledged or collateralized. Creditors of the VIE have no recourse to the general credit of the Company, who is the primary beneficiary of the VIE, through its 100% controlled subsidiary WFOE. The Company did not provide any financial or other support to the VIE other than what is obligated by the agreements described above. The table sets forth the assets and liabilities of the VIE’s after elimination within the VIE structure included in the Company’s consolidated balance sheets:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	43,690	50,397	6,904
Restricted cash	1,271	1,916	262
Accounts receivable, net	475,992	280,309	38,402
Prepayments and other current assets	66,777	102,237	14,006
Amounts due from a related party	253	—	—
Total current assets	587,983	434,859	59,574
Non-current assets:
Property and equipment, net	14,517	8,781	1,203
Intangible assets, net	82,818	57,985	7,944
Right-of-use assets, net	6,217	4,647	637
Goodwill	65,481	65,481	8,971
Deferred tax assets	21,974	31,064	4,256
Other non-current assets	141,383	225,643	30,913
Total non-current assets	332,390	393,601	53,924
Total assets	920,373	828,460	113,498
LIABILITIES:
Current liabilities:
Accounts payable	247,188	145,750	19,968
Accrued expenses and other current liabilities	58,345	32,165	4,407
Short-term debt	92,653	102,848	14,090
Short-term lease liabilities	3,906	2,818	386
Inter-group balance due to Parent and WFOE	44,054	43,306	5,933
Amounts due to a related party	—	1,350	185
Total current liabilities	446,146	328,237	44,969
Non-current liabilities:
Deferred tax liabilities	4,689	599	82
Long-term debt	7,533	4,706	645
Long-term lease liabilities	1,434	1,635	224
Other non-current liabilities	54,484	62,352	8,542
Total non-current liabilities	68,140	69,292	9,493
Total liabilities	514,286	397,529	54,462

The VIE’s net asset balance was RMB406,087 and RMB430,931 (US$59,036) as of December 31, 2023 and 2024, respectively.

1.Organization, Consolidation and Principal Activities (continued)

Resolutions of directors of Quhuo Limited (the “Resolutions”) (continued)

The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive (loss)/income for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Revenue	3,820,378	3,547,932	2,933,604	401,902
Net income	61,939	22,230	24,272	3,325

The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	114,059	(74,965)	(53,786)	(7,369)
Net cash provided by investing activities	39,767	2,552	13,646	1,869
Net cash (used in)/provided by financing activities	(82,140)	24,221	47,598	6,521
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(306)	(6)	(105)	(14)
Net increase/(decrease) in cash, cash equivalents and restricted cash	71,380	(48,198)	7,353	1,007